Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	TOTAL EQUITY Common Stock and Additional Paid-in Capital [Member]	TOTAL EQUITY Retained Earnings [Member]	TOTAL EQUITY Accumulated Other Comprehensive Income (Loss) [Member]	TOTAL EQUITY Non-controlling Interests [Member]
Beginning Balance at Dec. 31, 2013	$ 3,203,050		$ 713,760	$ 435,217	$ (17,189)	$ 2,071,262
Beginning Balance, Shares at Dec. 31, 2013		70,729,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	124,002			(54,757)		178,759
Reclassification of redeemable non-controlling interest in net income	(7,777)					(7,777)
Other comprehensive income (loss)	(12,155)				(11,109)	(1,046)
Dividends declared	(456,706)			(93,021)		(363,685)
Reinvested dividends	6		6
Reinvested dividends, Shares		1,000
Exercise of stock options and other (note 11)	$ 55,165		55,165
Exercise of stock options and other (note 11), Shares	1,528,000	1,771,000
Employee stock compensation and other (note 11)	$ 1,828		1,828
Dilution gains and losses on public offerings of Teekay LNG, Teekay Offshore, Teekay Tankers (note 4)	68,428			68,428
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	412,792					412,792
Ending Balance at Dec. 31, 2014	3,388,633		770,759	355,867	(28,298)	2,290,305
Ending Balance, Shares at Dec. 31, 2014		72,501,000
Beginning balance at Dec. 31, 2013	16,564
Increase (Decrease) in Temporary Equity [Roll Forward]
Reclassification of redeemable non-controlling interest in net income	7,777
Dividends declared	(11,499)
Ending balance at Dec. 31, 2014	12,842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	405,460			82,151		323,309
Reclassification of redeemable non-controlling interest in net income	(13,280)					(13,280)
Other comprehensive income (loss)	13,407				13,407	0
Dividends declared	(480,460)			(126,391)		(354,069)
Reinvested dividends	10		10
Reinvested dividends, Shares		1,000
Exercise of stock options and other (note 11)	$ 1,217		1,217
Exercise of stock options and other (note 11), Shares	36,000	209,000
Employee stock compensation and other (note 11)	$ 3,032		3,032
Dilution gains and losses on public offerings of Teekay LNG, Teekay Offshore, Teekay Tankers (note 4)	(152,729)			(152,729)
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	535,784					535,784
Ending Balance at Dec. 31, 2015	$ 3,701,074		775,018	158,898	(14,891)	2,782,049
Ending Balance, Shares at Dec. 31, 2015	72,711,371	72,711,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Reclassification of redeemable non-controlling interest in net income	$ 13,280
Dividends declared	(20,201)
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	249,750
Ending balance at Dec. 31, 2015	255,671
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	86,664			(123,182)		209,846
Reclassification of redeemable non-controlling interest in net income	(25,342)					(25,342)
Other comprehensive income (loss)	5,218				3,241	1,977
Dividends declared	(138,363)			(17,562)		(120,801)
Reinvested dividends	$ 4		4
Reinvested dividends, Shares		1,000
Exercise of stock options and other (note 11), Shares	0	102,000
Equity offerings (note 11)	$ 105,462		105,462
Equity offerings (note 11), Shares		13,336,000
Employee stock compensation and other (note 11)	6,591		6,591
Dilution gains and losses on public offerings of Teekay LNG, Teekay Offshore, Teekay Tankers (note 4)	9,732			9,732
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	338,253			(4,993)	1,047	342,199
Ending Balance at Dec. 31, 2016	$ 4,089,293		$ 887,075	$ 22,893	$ (10,603)	$ 3,189,928
Ending Balance, Shares at Dec. 31, 2016	86,149,975	86,150,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Reclassification of redeemable non-controlling interest in net income	$ 25,342
Dividends declared	(27,058)
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	(4,853)
Ending balance at Dec. 31, 2016	$ 249,102